Consolidated statements of changes in equity - EUR (€) € in Millions	Total		Issued capital [member]	Reserve of exchange differences on translation [member]	Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]	Reserve of cash flow hedges [member]	Share premium [member]	Retained earnings [member]	Treasury shares [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Balance st the start of the period at Dec. 31, 2017	€ 11,993		€ 188	€ 392	€ (34)	€ 23	€ 3,311	€ 8,571	€ (481)	€ 11,970	€ 24
Total comprehensive income (loss)	1,233			347	(147)	(33)		1,058		1,225	8
Dividend distributed	403		(2)				(336)	738		400	3
Purchase of treasury shares	514								514	514
Re-issuance of treasury shares	61						(276)	(4)	341	61
Forward contracts	(319)							124	(443)	(319)
Share call options	(51)							34	(85)	(51)
Cancellation of treasury shares			(5)					(779)	783
Share-based compensation plans	107						107			107
Income tax share-based compensation plans	(11)						(11)			(11)
Balance at the end of the period at Dec. 31, 2018	12,117	[1]	185	739	(181)	(10)	3,487	8,266	(399)	12,088	29
Total comprehensive income (loss)	1,512			239	82	(13)		1,200		1,507	5
Dividend distributed	456		(2)				(319)	775		453	2
Purchase of treasury shares	621								621	621
Re-issuance of treasury shares	31						(246)	11	266	31
Forward contracts								706	(706)
Share call options	(30)							28	(58)	(30)
Cancellation of treasury shares	1,500		(8)					(1,308)	1,316
Share-based compensation plans	101						101			101
Income tax share-based compensation plans	(10)						(10)			(10)
IFRS 16 adjustment	(33)							(33)		(33)
Minority Buy-out	(6)							(3)		(3)	(3)
Transfer of gain on disposal of equity investments at FVTOCI to retained earnings					(204)			204
Balance at the end of the period at Dec. 31, 2019	12,625	[1]	179	978	(303)	(24)	3,671	8,296	(201)	12,597	28
Total comprehensive income (loss)	242			(1,036)	0	46		1,225		235	6
Dividend distributed	26		(4)				(754)	782		25	2
Purchase of treasury shares	130							0	130	130
Re-issuance of treasury shares	23		0				(146)	7	161	23
Forward contracts	(920)							(793)	(126)
Share call options							(31)	24	(55)
Cancellation of treasury shares	152		(1)					(151)	152
Share-based compensation plans	116						116			116
Income tax share-based compensation plans	(4)						(4)			(4)
Minority Buy-out	(1)										(1)
Transfer of gain on disposal of equity investments at FVTOCI to retained earnings	0				(2)			2		0
Balance at the end of the period at Dec. 31, 2020	€ 11,901	[1]	€ 182	€ (58)	€ (305)	€ 23	€ 4,400	€ 7,828	€ (199)	€ 11,870	€ 31

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.